Schedule of consolidated statement of operation and comprehensive income (loss) net loss before income taxes (Details) - USD ($)	2 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jul. 31, 2021	Dec. 31, 2022	Jul. 31, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Segment loss before income tax		$ (612,426)			$ 5,414,370
Change in fair value of prepaid forward purchase liabilities	$ (12,911,503)	(532,492)			(12,911,503)
Other corporate expenses		(1,267,335)			(1,406,322)
(LOSS) INCOME BEFORE INCOME TAXES		$ (2,412,253)	$ 230,817		(24,931,824)		948,537
Earnout share payment					$ (5,199,629)